UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2005

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
                                   [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Montag & Caldwell, Inc.
Address:	3455 Peachtree Rd NE
 		Suite 1200
		Atlanta, GA 30326

13F File Number:  28-288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Becky Keister
Title:		Senior Vice President and Compliance Officer
Phone:		404-836-7141
Signature, Place, and Date of Signing

Becky Keister 	Atlanta, GA	April 29, 2005


Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[ X ]     13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

13F File Number                  Name
-------------------------------  ----------------------------------
028-01190                        FRANK RUSSELL CO




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	90

Form 13F Information Table Value Total:  20801358



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   737264 8603858.000SH     SOLE              6884981.000       1718877.000
                                                             74979 875000.000SH      OTHER                                875000.000
Abbott Laboratories            COM              002824100     9610 206140.000SH      SOLE                70640.000        135500.000
American Express Co            COM              025816109   410797 7996816.000SH     SOLE              6367058.000       1629758.000
                                                             42329 824000.000SH      OTHER                                824000.000
American Int'l Group           COM              026874107   520087 9386165.000SH     SOLE              7256884.000       2129281.000
                                                             68431 1235000.000SH     OTHER                               1235000.000
Amgen                          COM              031162100   570825 9806301.000SH     SOLE              7839949.000       1966352.000
                                                             59898 1029000.000SH     OTHER                               1029000.000
Avon Products Inc              COM              054303102      481 11200.000SH       SOLE                11200.000
Baker Hughes Inc               COM              057224107    10584 237900.000SH      SOLE               237900.000
Bed Bath & Beyond Inc Company  COM              075896100   466084 12755448.000SH    SOLE             10162310.000       2593138.000
                                                             45127 1235000.000SH     OTHER                               1235000.000
Berkshire Hathaway Inc-Cl A    COM              084670108      696 8.000SH           SOLE                    8.000
Boston Scientific Corp Com     COM              101137107   560125 19123424.000SH    SOLE             15300720.000       3822704.000
                                                             63325 2162000.000SH     OTHER                               2162000.000
Caremark RX, Inc               COM              141705103   367967 9250052.000SH     SOLE              7381275.000       1868777.000
                                                             36876 927000.000SH      OTHER                                927000.000
Carnival Corporation           COM              143658300   181657 3506222.000SH     SOLE              2814517.000        691705.000
                                                             20724 400000.000SH      OTHER                                400000.000
Caterpillar Inc                COM              149123101   384621 4206265.000SH     SOLE              3356730.000        849535.000
                                                             42337 463000.000SH      OTHER                                463000.000
Citigroup Inc.                 COM              172967101      578 12870.000SH       SOLE                12870.000
Coca-Cola Co                   COM              191216100      563 13510.000SH       SOLE                10100.000          3410.000
Colgate-Palmolive Co           COM              194162103   462284 8861094.000SH     SOLE              7091976.000       1769118.000
                                                             49405 947000.000SH      OTHER                                947000.000
Conoco Phillips                COM              20825C104   988987 9170874.000SH     SOLE              7332909.000       1837965.000
                                                            110967 1029000.000SH     OTHER                               1029000.000
Disney, Walt Co                COM              254687106   245708 8552312.000SH     SOLE              6830784.000       1721528.000
                                                             29563 1029000.000SH     OTHER                               1029000.000
Ebay, Inc.                     COM              278642103      283 7600.000SH        SOLE                 7600.000
Electronic Arts, Inc.          COM              285512109      570 11000.000SH       SOLE                11000.000
Eli Lilly & Co                 COM              532457108   650692 12489291.000SH    SOLE              9994887.000       2494404.000
                                                             72367 1389000.000SH     OTHER                               1389000.000
Exxon Mobil Corp               COM              30231G102   402253 6749212.000SH     SOLE              5406732.000       1342480.000
                                                             40528 680000.000SH      OTHER                                680000.000
Genentech, Inc.                COM              368710406   548534 9689713.000SH     SOLE              7821956.000       1867757.000
                                                             81575 1441000.000SH     OTHER                               1441000.000
General Electric Co            COM              369604103   745441 20672236.000SH    SOLE             16575674.000       4096562.000
                                                             80161 2223000.000SH     OTHER                               2223000.000
Gillette Co                    COM              375766102   934724 18516729.000SH    SOLE             14810700.000       3706029.000
                                                            100910 1999000.000SH     OTHER                               1999000.000
Illinois Tool Works            COM              452308109   406792 4543637.000SH     SOLE              3625155.000        918482.000
                                                             40557 453000.000SH      OTHER                                453000.000
Int'l Business Machines        COM              459200101     1016 11124.000SH       SOLE                 9724.000          1400.000
Intel Corp                     COM              458140100      304 13100.000SH       SOLE                13100.000
Johnson & Johnson              COM              478160104   903083 13446737.000SH    SOLE             10887139.000       2559598.000
                                                            103695 1544000.000SH     OTHER                               1544000.000
Juniper Networks, Inc.         COM              48203R104   407393 18467493.000SH    SOLE             14765464.000       3702029.000
                                                             42355 1920000.000SH     OTHER                               1920000.000
Kohls Corp Com                 COM              500255104   688286 13331122.000SH    SOLE             10613611.000       2717511.000
                                                             74399 1441000.000SH     OTHER                               1441000.000
Lauder Estee Cos Inc Cl A      COM              518439104   218936 4867405.000SH     SOLE              3898135.000        969270.000
                                                             21590 480000.000SH      OTHER                                480000.000
Marriott Int'l, Inc Cl-A       COM              571903202   227856 3407955.000SH     SOLE              2721229.000        686726.000
                                                             22732 340000.000SH      OTHER                                340000.000
Maxim Integrated Products      COM              57772K101   458206 11211327.000SH    SOLE              8933843.000       2277484.000
                                                             50474 1235000.000SH     OTHER                               1235000.000
McDonald's Corp                COM              580135101   666031 21388280.000SH    SOLE             17123726.000       4264554.000
                                                             70532 2265000.000SH     OTHER                               2265000.000
Medtronic Inc                  COM              585055106   630811 12380969.000SH    SOLE              9926341.000       2454628.000
                                                             68171 1338000.000SH     OTHER                               1338000.000
Microsoft Corp                 COM              594918104     1088 45000.000SH       SOLE                44000.000          1000.000
Nike Inc Class B               COM              654106103   202117 2426090.000SH     SOLE              1943335.000        482755.000
                                                             20994 252000.000SH      OTHER                                252000.000
Nokia Corp Sponsored ADR       COM              654902204      369 23900.000SH       SOLE                23900.000
Omnicom Group                  COM              681919106   507683 5735238.000SH     SOLE              4593514.000       1141724.000
                                                             54705 618000.000SH      OTHER                                618000.000
Oracle Corporation             COM              68389X105   612912 49111484.000SH    SOLE             39296760.000       9814724.000
                                                             64235 5147000.000SH     OTHER                               5147000.000
Paychex Inc.                   COM              704326107   402981 12278527.000SH    SOLE              9751759.000       2526768.000
                                                             40533 1235000.000SH     OTHER                               1235000.000
Pepsico Inc                    COM              713448108   649613 12249918.000SH    SOLE              9800971.000       2448947.000
                                                             70954 1338000.000SH     OTHER                               1338000.000
Pfizer Inc                     COM              717081103     1178 44831.000SH       SOLE                44831.000
Procter & Gamble Co            COM              742718109   709201 13381165.000SH    SOLE             10452516.000       2928649.000
                                                             73882 1394000.000SH     OTHER                               1394000.000
Qualcomm Inc Com               COM              747525103   462481 12625733.000SH    SOLE             10084137.000       2541596.000
                                                             52784 1441000.000SH     OTHER                               1441000.000
Royal Dutch Pete Co NY Reg Gld COM              780257804      241 4008.000SH        SOLE                 4008.000
Schlumberger                   COM              806857108   761333 10802115.000SH    SOLE              8524756.000       2277359.000
                                                             84646 1201000.000SH     OTHER                               1201000.000
Seagate Technology Escrow      COM              811804988        0 67500.000SH       SOLE                67500.000
State Street Corp.             COM              857477103      245 5600.000SH        SOLE                 5600.000
Stryker Corp                   COM              863667101     6999 156900.000SH      SOLE               119900.000         37000.000
United Parcel Service-Cl B     COM              911312106   412327 5668510.000SH     SOLE              4526367.000       1142143.000
                                                             45826 630000.000SH      OTHER                                630000.000
Wal-Mart Stores Inc            COM              931142103   212541 4241497.000SH     SOLE              3336635.000        904862.000
                                                             20595 411000.000SH      OTHER                                411000.000
Wrigley, (Wm) Jr Cl B          COM              982526105     4759 72580.000SH       SOLE                43080.000         29500.000